FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND



To the Shareholders of the Flaherty & Crumrine/Claymore Preferred Securities Income Fund ("FFC"):

     During the Fund's first fiscal quarter ended February 28, 2007, the Fund performed well in choppy, but ultimately little-changed, fixed-income markets by earning a total return of 1.4% on its net asset value (NAV). These three months saw the Fund continue its recent strong performance.

     Interest rates were unchanged to slightly higher over the quarter, as the Federal Reserve left the federal funds rate unchanged and long-term Treasury rates rose only slightly. Corporate credit spreads also ended the quarter little changed, while the Fund's interest-rate hedge had only a minimal impact. Both the recent quarter and trailing twelve-month periods delivered what the Fund is intended to produce - current income and stability of principal.

     As you can see on the following pages detailing actual holdings in the Fund's portfolio, the Fund invests in a relatively small number of industries, including utilities and insurers, banks and other finance companies. In fact, the Fund has an investment mandate to concentrate at least 25% of its assets in each of the banking and utilities industries. In terms of the industries the Fund's assets are in, its portfolio is no different than the overall preferred securities market. Because of the preferred securities market's overall emphasis in financial services, a portfolio of preferred securities, including the Fund's, can be at risk if the U.S. economy goes into recession.

     One important area of recent concern for the U.S. economy in general, and U.S. credit markets in particular, is subprime mortgage lending, which has experienced increasing default and delinquency rates in recent months. The numbers here are large in an absolute sense, but they are small relative to a $13 trillion U.S. economy and to the mortgage market as a whole. Because of this, while we cannot entirely rule it out, we currently do not believe that problems in subprime mortgages will push the economy into recession.

     The Fund holds no positions in securities issued by mortgage brokers or subprime specialty lenders. Nonetheless, many of the banks and insurance companies in which we have invested do have some exposure to subprime mortgages in their lending or investment portfolios. While we are examining these companies very closely, the lack of detailed disclosure about subprime mortgages makes it impossible for us to make definitive statements about the Fund's potential exposure to the problem. However, given what we now know and can infer about the companies in which we invest, we expect that EARNINGS (which flow to the companies' common shareholders) will be reduced at some of the companies we hold as a result of the problems in subprime lending. However, we currently do not expect that they will suffer losses large enough to cut meaningfully into CAPITAL (which support the debt and preferred securities owned by the Fund). Although we cannot rule out the possibility - despite our best judgment to the contrary - that some of the Fund's investments could be seriously affected, we do not currently see any serious subprime credit problems in the holdings of the Fund.

     The Fund's website at WWW.FCCLAYMORE.COM has more information about Fund performance and a more complete discussion of the state of the economy (in our First Quarter Economic Update) and of subprime mortgages and their potential impact on the economy and the Fund's portfolio (in the "FAQ" section). We encourage you to explore the website for a wide range of additional information about your Fund.

         Sincerely,



     /S/ DONALD F. CRUMRINE                               /S/ ROBERT M. ETTINGER
         Donald F. Crumrine                                   Robert M. Ettinger
         Chairman of the Board                                President

April 20, 2007

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                              PORTFOLIO OVERVIEW
                                                   FEBRUARY 28, 2007 (UNAUDITED)
      --------------------------------------------------------------------------


FUND STATISTICS ON 02/28/07
----------------------------------------------------
Net Asset Value               $      23.44

Market Price                  $      21.81

Discount                              6.95%

Yield on Market Price                 7.02%

Common Shares
Outstanding                     42,601,719




INDUSTRY CATEGORIES                    % OF PORTFOLIO
-----------------------------------------------------

                                [GRAPHIC OMITTED]
                       EDGAR REPRESENTATION OF DATA POINTS

Other                  3%
Banks                 38%
Utilities             26%
Insurance             18%
Financial Services     8%
Energy                 4%
REITs                  3%


MOODY'S RATINGS             % OF PORTFOLIO
---------------------------------------------
AAA                                   0.2%

AA                                    2.1%

A                                    27.1%

BBB                                  52.9%

BB                                   11.0%

Not Rated                             5.2%

Below Investment Grade*              12.5%

*  BELOW INVESTMENT GRADE BY BOTH MOODY'S AND
   S&P.




TOP 10 HOLDINGS BY ISSUER               % OF PORTFOLIO
---------------------------------------------------------
Wachovia Corp                                 4.8%

Capital One Financial                         4.6%

Banco Santander                               4.6%

Dominion Resources                            3.6%

HBOS Plc                                      3.3%

Liberty Mutual Group                          3.1%

ACE Ltd                                       2.8%

JPMorgan Chase                                2.7%

Midamerican Energy                            2.6%

FBOP Corporation                              1.9%


                                                                                                     % OF PORTFOLIO**
-----------------------------------------------------------------------------------------------------------------------
Holdings Generating Qualified Dividend Income (QDI) for Individuals                                              28%
Holdings Generating Income Eligible for the Corporate  Dividend Received  Deduction (DRD)                        13%
-----------------------------------------------------------------------------------------------------------------------

** THIS DOES NOT REFLECT YEAR-END RESULTS OR ACTUAL TAX  CATEGORIZATION  OF FUND
   DISTRIBUTIONS. THESE PERCENTAGES CAN, AND DO, CHANGE, PERHAPS SIGNIFICANTLY, DEPENDING ON MARKET CONDITIONS. INVESTORS SHOULD CONSULT THEIR TAX ADVISOR REGARDING THEIR PERSONAL SITUATION.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- 84.6%
               BANKING -- 37.8%
----------------------------------------------------------------------------------------------------------------------------
$  19,000,000  Astoria Capital Trust I, 9.75% 11/01/29 Capital Security, Series B...............   $    21,862,616
               Auction Pass-Through Trust, Cl. B:
           65    Series 2006-5, Variable Rate Pfd., 144A****....................................         2,132,000*
           65    Series 2006-6, Variable Rate Pfd., 144A****....................................         2,132,000*
       40,000  BAC Capital Trust I, 7.00% Pfd. 12/15/31.........................................         1,018,752
       10,400  BAC Capital Trust II, 7.00% Pfd. 02/01/32........................................           262,276
$   1,240,000  BankBoston Capital Trust I, 8.25% 12/15/26 Capital Security......................         1,292,824
               Banco Santander:
    1,490,300    6.50% Pfd., 144A****...........................................................        38,002,650**(1)
    1,253,300    6.80% Pfd., 144A****...........................................................        32,172,211**(1)
        1,800  Bank of New York Capital IV, 6.875% Pfd., Series E...............................            45,338
       77,900  Bank One Capital Trust VI, 7.20% Pfd.............................................         1,971,844
$   8,800,000  Barclays Bank PLC, 6.278% Pfd....................................................         8,854,560**(1)
      210,000  Capital One Capital II, 7.50% Pfd. 06/15/66......................................         5,571,573
$  19,500,000  Capital One Capital III, 7.686% Pfd..............................................        22,076,925
       60,000  Citigroup Cap VII, 7.125% Pfd., 07/31/31.........................................         1,530,000
       69,500  Citigroup Cap XV, 6.50% Pfd. 09/15/66............................................         1,778,769
      112,000  Citizens Funding Trust I, 7.50% Pfd. 09/15/66....................................         2,919,000
      105,000  Cobank, ACB, 7.00% Pfd., 144A****................................................         5,552,610*
       27,900  Comerica (Imperial) Capital Trust I, 7.60% Pfd. 07/01/50.........................           707,963
$     800,000  CoreStates Capital Trust I, 8.00% 12/15/26 Capital Security, 144A****............           831,496
$   2,500,000  Dime Capital Trust I, 9.33% 05/06/27 Capital Security, Series A..................         2,630,870
       28,800  FBOP Corporation, Adj. Rate Pfd., 144A****.......................................        29,880,000*
$   2,635,000  First Midwest Capital Trust I, 6.95% 12/01/33 Capital Security...................         2,841,824
               First Republic Bank:
      400,000    6.25% Pfd......................................................................        10,362,520*
       30,000    7.25% Pfd......................................................................           766,875
        6,000  First Republic Preferred Capital Corporation, 10.50% Pfd., 144A****..............         6,647,640
      110,200  Fleet Capital Trust VIII, 7.20% Pfd. 03/15/32....................................         2,803,213
            6  FT Real Estate Securities Company, 9.50% Pfd., 144A****..........................         8,191,633
$  37,550,000  GreenPoint Capital Trust I, 9.10% 06/01/27 Capital Security......................        39,457,277
               HBOS Capital Funding LP:
$  30,725,000    6.85% Pfd......................................................................        31,121,353(1)
$  19,250,000    6.413% Pfd., 144A****..........................................................        20,016,477**(1)
        7,500  HSBC Series II, Variable Inverse Pfd., Pvt.......................................         8,542,500*
      185,000  HSBC USA, Inc., 6.50% Pfd., Series H.............................................         5,035,478*
               ING Groep NV:
       36,000    7.05% Pfd......................................................................           909,000**(1)
      143,900    7.20% Pfd......................................................................         3,660,456**(1)

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- (CONTINUED)
               BANKING -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
$  15,343,000  JPMorgan Capital Trust I, 7.54% 01/15/27 Capital Security........................   $    15,911,934
        3,700  JPMorgan Chase Capital X, 7.00% Pfd. 02/15/32, Series J..........................            92,731
$   6,080,000  JPMorgan Chase Capital XVIII, 6.95% 08/17/36 Capital Security, Series R..........         6,661,746
      250,000  JPMorgan Chase Capital XIX, 6.63% Pfd. 09/29/36, Series S........................         6,468,750
$  10,000,000  JPMorgan Chase Capital XXII, 6.45% 02/02/37, Series V............................        10,456,000
       23,800  Keycorp Capital V, 5.875% Pfd., Series A.........................................           570,457
       20,000  Keycorp Capital VIII, 7.00% Pfd. 06/15/66........................................           527,500
      517,000  Keycorp Capital IX, 6.75% Pfd. 12/15/66..........................................        13,393,557
$   2,000,000  Lloyds TSB Group PLC, 6.267% Pfd., 144A****......................................         2,020,118**(1)
           20  Marshall & Ilsley Investment II, 8.875% Pfd., 144A****...........................         2,046,483
       85,285  National City Capital Trust II, 6.625% Pfd. 11/15/36.............................         2,161,446
$   3,000,000  North Fork Capital Trust I, 8.70% 12/15/26 Capital Security......................         3,128,133
      265,000  PFGI Capital Corporation, 7.75% Pfd..............................................         6,895,300
$   6,500,000  RBS Capital Trust B, 6.80% Pfd...................................................         6,695,000**(1)
$   7,200,000  Republic New York Capital I, 7.75% 11/15/26 Capital Security.....................         7,466,227(1)
$   4,992,000  Republic New York Capital II, 7.53% 12/04/26 Capital Security....................         5,182,255(1)
               Roslyn Real Estate:
           40    8.95% Pfd., Series C, 144A****.................................................         4,416,623
          135    Adj. Rate Pfd., Series D, 144A****.............................................        13,626,563
       63,700  Sovereign Bancorp, 7.30% Pfd., Series C..........................................         1,773,650*
      248,100  Sovereign Capital Trust V, 7.75% Pfd. 05/22/36...................................         6,621,169
$  13,500,000  Sovereign Capital Trust VI, 7.908% 06/13/36 Capital Security.....................        15,396,304
$   6,500,000  UBS Realty Corp, 6.091% 01/15/12, 144A****.......................................         6,620,919
$  14,167,000  Union Planters Capital Trust, 8.20% 12/15/26 Capital Security....................        14,721,227
           60  Union Planters Preferred Funding, 7.75% Pfd., Series 144A****....................         6,568,540
      127,600  USB Capital VIII, 6.35% Pfd. 12/29/65............................................         3,233,869
       64,600  USB Capital X, 6.50% Pfd. 04/12/66...............................................         1,646,816
       23,500  VNB Capital Trust I, 7.75% Pfd...................................................           591,906
      650,000  Wachovia Capital Trust IV, 6.375% Pfd., 03/01/67.................................        16,425,500
    2,010,800  Wachovia Preferred Funding, 7.25% Pfd., Series A.................................        56,491,013(2)
$  10,050,000  Washington Mutual Preferred Funding, 6.534% Pfd., 144A****.......................        10,165,354
$   8,000,000  Webster Capital Trust II, 10.00% 04/01/27 Capital Security.......................         8,458,744
      100,000  Wells Fargo Capital Trust IV, 7.00% Pfd. 09/01/31................................         2,509,380
------------------------------------------------------------------------------------------------------------------
                                                                                                       582,527,737
                                                                                                   ---------------
               FINANCIAL SERVICES -- 5.5%
----------------------------------------------------------------------------------------------------------------------------
      202,500  Cabco Trust For Goldman Sachs Capital I, Adj. Rate Pfd. 02/15/34, Series GS......         4,841,026
$   4,000,000  CIT Group, Inc., 6.10% 03/15/67..................................................         4,000,400
       30,000  Corp-Backed Trust Certificates, 7.75% Pfd., Series CIT Group.....................           782,814

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- (CONTINUED)
               FINANCIAL SERVICES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
      714,295  Countrywide Capital IV, 6.75% Pfd................................................   $    17,924,376
       26,305  Countrywide Capital V, 7.00% Pfd., 11/01/36......................................           647,761
        3,600  Goldman Sachs Group, Inc., STRIPES Custodial Receipts, Pvt.......................         4,154,400*
$   7,000,000  Gulf Stream-Compass 2005 Composite Notes, 144A****...............................         7,023,239
       80,000  HSBC Finance Corporation, 6.875% Pfd., 01/30/33..................................         2,040,000
        5,000  Lehman Capital Trust IV, 6.375% Pfd., Series L...................................           126,094
        8,600  Lehman Capital Trust V, 6.00% Pfd., Series M.....................................           211,507
       27,000  Merrill Lynch Cap Trust I, 6.45% Pfd., 12/15/66, Series K........................           686,138
        4,000  Merrill Lynch Series II STRIPES Custodial Receipts, Pvt..........................         4,492,000*
      114,867  Merrill Lynch Preferred Capital Trust IV, 7.12% Pfd..............................         2,961,421
       79,600  Morgan Stanley Capital Trust II, 7.25% Pfd.......................................         2,022,341
      199,355  Morgan Stanley Capital Trust IV, 6.25% Pfd.......................................         4,996,335
        9,000  Morgan Stanley Capital Trust V, 5.75% Pfd........................................           216,000
      389,500  Morgan Stanley Capital Trust VI, 6.60% Pfd.......................................         9,937,119
$  10,000,000  RACERS(R) Series 2005 AMMC V Trust, 144A****.....................................         9,474,434
      160,000  SLM Corporation, 6.97% Pfd., Series A............................................         8,859,200*
------------------------------------------------------------------------------------------------------------------
                                                                                                        85,396,605
                                                                                                   ---------------
               INSURANCE -- 15.8%
----------------------------------------------------------------------------------------------------------------------------
    1,669,980  ACE Ltd., 7.80% Pfd., Series C...................................................        43,022,860**(1)
$   4,000,000  AMBAC Financial Group, Inc., 6.15% 02/15/37......................................         3,970,400
$  18,195,000  AON Capital Trust A, 8.205% 01/01/27 Capital Security............................        21,426,941
               Arch Capital Group Ltd.:
      167,650    7.875% Pfd., Series B..........................................................         4,390,334**(1)
       21,800    8.00% Pfd......................................................................           579,063**(1)
               AXA SA:
$   9,500,000    6.463% 12/14/18, 144A****......................................................         9,457,316**(1)
$   6,000,000    6.379% 12/14/36, 144A****......................................................         5,993,772**(1)
               Axis Capital Holdings:
      451,300    7.25% Pfd., Series A...........................................................        11,776,132**(1)
      137,305    7.50% Pfd., Series B...........................................................        14,606,506(1)
      352,600  Berkley W.R. Capital Trust II, 6.75% Pfd. 07/26/45...............................         8,969,263
      106,000  Corts-AON Capital, 8.205% Pfd....................................................         2,944,818
       37,000  Corts-UnumProvident Corporation, 8.50% Pfd.......................................         1,008,250
      150,400  Endurance Specialty Holdings, 7.75% Pfd..........................................         3,976,200**(1)
      134,150  Everest Re Capital Trust II, 6.20% Pfd., Series B................................         3,236,369(1)
$   5,000,000  Glen Meadow Pass-Through, 6.505% 02/12/67, 144A****..............................         5,146,000
$     665,000  Great West Life & Annuity Insurance, 7.153% Pfd. 05/16/46, 144A****..............           717,197
$  20,500,000  Liberty Mutual Insurance, 7.80% 03/15/37, 144A****...............................        20,459,205

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- (CONTINUED)
               INSURANCE -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Mangrove Bay Passthru Trust, 6.102% 07/15/33 Capital Security, 144A****..........   $     9,892,670(1)
      180,289  PartnerRe Ltd., 6.75% Pfd., Series C.............................................         4,603,013**(1)
$     714,000  Provident Financing Trust I, 7.405% 03/15/38 Capital Security....................           753,596
$   9,000,000  Renaissancere Capital Trust, 8.54% 03/01/27 Capital Security, Series B...........         9,383,715(1)
               Renaissancere Holdings Ltd.:
      116,000    6.08% Pfd., Series C...........................................................         2,800,240**(1)
      260,000    6.60% Pfd., Series D...........................................................         6,429,800**(1)
      304,135    7.30% Pfd., Series B...........................................................         7,631,903**(1)
       94,900  Saturns-AON 2003-3, 8.00% Pfd., Series AON Corp..................................         2,449,606
       56,000  Saturns-SAFC 2001-7, 8.25% Pfd., Series Safeco Corp..............................         1,433,253
      407,200  Scottish Re Group Ltd., 7.25% Pfd................................................         8,355,744**(1)
       36,600  Torchmark Capital Trust III, 7.10% Pfd...........................................           973,333
$   7,425,000  USF&G Capital, 8.312% 07/01/46 Capital Security, 144A****........................         9,397,822
$  13,000,000  USF&G Capital I, 8.50% 12/15/45 Capital Security, 144A****.......................        16,789,500
        5,000  XL Capital Ltd., 7.625% Pfd., Series B...........................................           128,594**(1)
------------------------------------------------------------------------------------------------------------------
                                                                                                       242,703,415
                                                                                                   ---------------
               UTILITIES -- 19.4%
----------------------------------------------------------------------------------------------------------------------------
$   3,750,000  AGL Capital Trust, 8.17% 06/01/37 Capital Security...............................         3,914,070
               Baltimore Gas & Electric Company:
       10,000    6.70% Pfd., Series 1993........................................................         1,048,438*
       50,000    7.125% Pfd., Series 1993.......................................................         5,276,565*
      820,359  Calenergy Capital Trust III, 6.50% Pfd. 09/01/27.................................        39,684,867
       35,000  Central Maine Power, 5.25% Pfd., Pvt.............................................         3,172,750*
$   2,600,000  COMED Financing II, 8.50% 01/15/27 Capital Security, Series B....................         2,708,160
$  17,645,000  COMED Financing III, 6.35% 03/15/33 Capital Security.............................        16,351,621
       85,630  Dominion CNG Cap Trust I, 7.80% Pfd..............................................         2,162,158
$  25,175,000  Dominion Resources Capital Trust  I, 7.83% 12/01/27 Capital Security.............        26,764,046
$  12,250,000  Dominion Resources Capital Trust III, 8.40% 01/15/31 Capital Security............        15,338,115
$  11,000,000  Dominion Resources, Inc., 7.50%, Capital Security................................        12,099,967
               Entergy Arkansas, Inc.:
       10,240    4.56% Pfd., Series 1965........................................................           849,715*
      625,000    6.45% Pfd......................................................................        16,275,000*
       85,000  Entergy Louisiana, Inc., 6.95% Pfd...............................................         8,754,150*
               Florida Power Company:
       49,750    4.40% Pfd......................................................................         4,097,410*
       21,585    4.60% Pfd......................................................................         1,858,684*
      146,000  FPC Capital I, 7.10% Pfd., Series A..............................................         3,654,570
       52,150  FPL Group Capital Trust I, 5.875% Pfd. 03/15/44..................................         1,270,896

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- (CONTINUED)
               UTILITIES -- (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------
      584,050  FPL Group Capital, Inc., 6.60% Pfd. 10/01/66, Series A...........................   $    15,112,294
       12,442  Great Plains Energy, Inc., 4.20% Pfd.............................................            986,65*
        5,000  Indiana Michigan Power, 4.56% Pfd................................................           414,800*
      119,805  Indianapolis Power & Light Company, 5.65% Pfd....................................        11,489,300*
               Interstate Power & Light Company:
      110,000    7.10% Pfd., Series C...........................................................         3,042,193*
       11,000    8.375% Pfd., Series B..........................................................           348,563*
       32,300  Laclede Capital Trust I, 7.70% Pfd...............................................           832,129
               Pacific Enterprises:
        4,550    $4.40 Pfd......................................................................           384,111*
        4,510    $4.50 Pfd......................................................................           389,393*
       23,085    $4.75 Pfd., Series 53..........................................................         2,103,967*
        2,500  PacifiCorp, $7.48 Sinking Fund Pfd...............................................           254,375*
$   2,386,000  PECO Energy Capital Trust III, 7.38% 04/06/28 Capital Security, Series D.........         2,606,466
$  27,000,000  PECO Energy Capital Trust IV, 5.75% 06/15/33 Capital Security....................        25,056,000
        9,495  Portland General Electric, 7.75% Sinking Fund Pfd................................           962,318*
      358,950  PSEG Funding Trust II, 8.75% Pfd.................................................         9,388,804
$   8,200,000  Puget Sound Energy Capital Trust, 8.231% 06/01/27 Capital Security, Series B.....         8,564,900
      200,000  San Diego Gas & Electric Company, $1.70 Pfd......................................         5,225,000*
               Southern California Edison:
      115,750    6.00% Pfd......................................................................        11,929,484*
       16,900    6.125% Pfd.....................................................................         1,750,206*
        7,800  Southern Company Capital Trust VI, 7.125% Pfd. 06/30/42..........................           200,119
               Southern Union Company:
$   6,250,000    7.20% 11/01/66 Capital Security................................................         6,298,950
      228,700    7.55% Pfd......................................................................         5,955,348*
       50,000  Strats-Dominion-2005-6, Adjustable Rate Pfd., 06/15/35, Series D.................         1,188,500
$   4,200,000  Union Electric Company, 7.69% 12/15/36 Capital Security, Series A................         4,391,066
               Virginia Electric & Power Company:
       14,985    $4.12 Pfd......................................................................         1,162,986*
       21,684    $4.80 Pfd......................................................................         1,960,667*
       35,000    $6.98 Pfd......................................................................         3,614,846*
      189,000  Virginia Power Capital Trust, 7.375% Pfd. 07/30/42...............................         4,810,523
       15,000  Wisconsin Power & Light Company, 6.20% Pfd.......................................         1,539,845*
               Xcel Energy, Inc.:
        7,110    $4.10 Pfd., Series C...........................................................           572,355*
       10,210    $4.11 Pfd., Series D...........................................................           823,845*
------------------------------------------------------------------------------------------------------------------
                                                                                                       298,641,186
                                                                                                   ---------------

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
PREFERRED SECURITIES -- (CONTINUED)
               OIL AND GAS -- 2.1%
----------------------------------------------------------------------------------------------------------------------------
$  12,500,000  Enterprise Products Partners, 8.375% Pfd.........................................   $    13,945,125
       13,200  EOG Resources, Inc., 7.195% Pfd., Series B.......................................        14,152,116*
$   3,650,000  KN Capital Trust III, 7.63% 04/15/28 Capital Security............................         3,562,400
------------------------------------------------------------------------------------------------------------------
                                                                                                        31,659,641
                                                                                                   ---------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 3.0%
----------------------------------------------------------------------------------------------------------------------------
               BRE Properties, Inc.:
       72,200    6.75% Pfd., Series C...........................................................         1,820,797
      224,000    8.08% Pfd., Series B...........................................................         5,733,011
       45,000  Equity Office Property Trust, 7.75% Pfd., Series G...............................         1,129,221
       51,000  Equity Residential Properties, 8.29% Pfd., Series K..............................         3,082,440
        4,980  Prologis Trust, 8.54% Pfd., Series C.............................................           307,671
               PS Business Parks, Inc.:
      160,000    7.20% Pfd., Series M...........................................................         4,105,008
      203,400    7.60% Pfd., Series L...........................................................         5,339,250
       60,000    7.95% Pfd., Series K...........................................................         1,603,128
               Public Storage, Inc.:
      186,070    6.45% Pfd., Series F...........................................................         4,628,491
       52,000    6.63% Pfd., Series M...........................................................         1,293,500
       63,400    6.75% Pfd., Series E...........................................................         1,608,775
       30,000    6.85% Pfd., Series Y...........................................................           762,000
      511,000    7.25% Pfd., Series K...........................................................        13,365,869
       80,000  Realty Income Corp., 6.75% Pfd., Series E........................................         2,012,504
------------------------------------------------------------------------------------------------------------------
                                                                                                        46,791,665
                                                                                                   ---------------
               MISCELLANEOUS INDUSTRIES -- 1.0%
----------------------------------------------------------------------------------------------------------------------------
        2,245  Centaur Funding Corporation, 9.08% Pfd. 04/21/20, 144A****.......................         2,635,770
      112,750  Ocean Spray Cranberries, Inc., 6.25% Pfd., 144A****..............................        10,147,500*
$   3,000,000  TCI Comm Financing III, 9.65% 03/31/27 Capital Security..........................         3,150,741
------------------------------------------------------------------------------------------------------------------
                                                                                                        15,934,011
                                                                                                   ---------------
               TOTAL PREFERRED SECURITIES
                 (Cost $1,263,187,087)..........................................................     1,303,654,260
                                                                                                   ---------------
CORPORATE DEBT SECURITIES -- 14.7%
               FINANCIAL SERVICES -- 2.4%
----------------------------------------------------------------------------------------------------------------------------
      200,000  Ford Motor Credit Company, 7.375% 10/15/31.......................................         4,386,500
$  25,000,000  General Motors Acceptance Corporation, 8.00% 11/01/31, Senior Bonds..............        27,644,800
$   4,824,312  Lehman Brothers, Guaranteed Note, Variable Rate, 12/16/16, 144A****..............         4,439,332
------------------------------------------------------------------------------------------------------------------
                                                                                                        36,470,632
                                                                                                   ---------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               INSURANCE -- 2.5%
----------------------------------------------------------------------------------------------------------------------------
      239,000  Delphi Financial, 8.00% 05/15/33, Senior Notes...................................   $     6,221,481
$   4,000,000  Farmers Exchange Capital, 7.20% 07/15/48, 144A****...............................         4,240,316
$  24,921,000  Liberty Mutual Insurance, 7.697% 10/15/97, 144A****..............................        26,840,066
$   1,000,000  UnumProvident Corporation, 7.25% 03/15/28, Senior Notes..........................         1,089,411
------------------------------------------------------------------------------------------------------------------
                                                                                                        38,391,274
                                                                                                   ---------------
               UTILITIES -- 6.8%
----------------------------------------------------------------------------------------------------------------------------
               Duke Capital Corporation:
$   6,179,000    6.75% 02/15/32, Senior Notes...................................................         6,435,132
$   4,000,000    8.00% 10/01/19, Senior Notes...................................................         4,611,200
$  13,500,000  Duquesne Light Holdings, 6.25% 08/15/35..........................................        12,387,208
$   5,000,000  Entergy Gulf States, Inc., 6.20% 07/01/33, 1st Mortgage..........................         4,929,660
               Entergy Louisiana LLC:
$  14,458,000    6.30% 09/01/35, 1st Mortgage...................................................        14,478,169
        9,400    7.60% 04/01/32.................................................................           239,113
       16,500  Entergy Mississippi, Inc., 7.25%, 1st Mortgage...................................           417,141
      477,315  Georgia Power Company, 5.90% 04/15/33, Senior Notes..............................        11,783,714
       40,000  Northern States Power Company, 8.00%.............................................         1,040,000
               Oncor Electric Delivery Company:
$   2,000,000    7.00% 09/01/22.................................................................         2,194,362
$   7,070,000    7.25% 01/15/33.................................................................         8,124,377
      227,000  PPL Energy Supply LLC, 7.00% 07/15/46............................................         5,965,855
$   8,268,000  PSEG Power LLC, 8.625% 04/15/31..................................................        10,801,811
               Southern Union Company:
$   5,300,000    7.60% 02/01/24, Senior Notes...................................................         5,712,785
$   7,697,000    8.25% 11/15/29, Senior Notes...................................................         8,911,963
$   6,020,000  Wisconsin Electric Power Company, 6.875% 12/01/95................................         6,601,845
------------------------------------------------------------------------------------------------------------------
                                                                                                       104,634,335
                                                                                                   ---------------
               OIL AND GAS -- 1.7%
----------------------------------------------------------------------------------------------------------------------------
$  10,350,000  KN Energy, Inc., 7.45% 03/01/98..................................................        10,151,135
      296,911  Nexen, Inc., 7.35% Subordinated Notes............................................         7,636,195(1)
$   8,500,000  Noble Energy, Inc., 7.25% 08/01/97...............................................         8,910,108
------------------------------------------------------------------------------------------------------------------
                                                                                                        26,697,438
                                                                                                   ---------------
               REAL ESTATE INVESTMENT TRUST (REIT) -- 0.2%
----------------------------------------------------------------------------------------------------------------------------
$   3,500,000  Realty Income Corporation, 5.875% 03/15/35.......................................         3,424,655
------------------------------------------------------------------------------------------------------------------
                                                                                                         3,424,655
                                                                                                   ---------------

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                   FEBRUARY 28, 2007 (UNAUDITED)
      --------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
CORPORATE DEBT SECURITIES -- (CONTINUED)
               MISCELLANEOUS INDUSTRIES -- 1.1%
----------------------------------------------------------------------------------------------------------------------------
      240,000  AT&T, Inc., 6.375% 02/15/56......................................................   $     5,985,000
$     390,000  BellSouth Telecommunication, 7.00% 12/01/95......................................           409,427
       80,000  Comcast Corp., 7.00% 09/15/55, Series B..........................................         2,070,000
               Corp-Backed Trust Certificates:
       30,000    7.00% 11/15/28, Series FON.....................................................           757,500
      100,000    6.05% 02/15/33, Series BA......................................................         2,436,000
               Pulte Homes, Inc.:
       58,240    7.375% 06/01/46................................................................         1,497,863(3)
$   3,550,000    7.875% 06/15/32, Senior Notes..................................................         4,065,396
------------------------------------------------------------------------------------------------------------------
                                                                                                        17,221,186
                                                                                                   ---------------
               TOTAL CORPORATE DEBT SECURITIES
                 (Cost $216,824,673)............................................................       226,839,520
                                                                                                   ---------------
COMMON STOCKS -- 0.1%
               BANKING -- 0.1%
----------------------------------------------------------------------------------------------------------------------------
       57,700  New York Community Bancorp, Inc..................................................           965,898*
------------------------------------------------------------------------------------------------------------------
                                                                                                           965,898
                                                                                                   ---------------
               TOTAL COMMON STOCKS
                 (Cost $948,414)................................................................           965,898
                                                                                                   ---------------
OPTION CONTRACTS -- 0.1%
       10,300  June Put Options on June U.S. Treasury Bond Futures, Expiring 05/25/07...........           939,250+
------------------------------------------------------------------------------------------------------------------
               TOTAL OPTION CONTRACTS
                 (Cost $4,301,750)..............................................................           939,250
                                                                                                   ---------------

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated PORTFOLIO OF INVESTMENTS (CONTINUED)
FEBRUARY 28, 2007 (UNAUDITED)
--------------------------------------------------------------------------


SHARES/$ PAR                                                                                             VALUE
-------------                                                                                          ---------
MONEY MARKET FUND -- 0.8%
   11,521,519  BlackRock Provident Institutional, TempFund......................................   $    11,521,519
------------------------------------------------------------------------------------------------------------------
               TOTAL MONEY MARKET FUND
                 (Cost $11,521,519).............................................................        11,521,519
                                                                                                   ---------------
SECURITIES LENDING COLLATERAL -- 0.0%
      663,012  Institutional Money Market Trust.................................................           663,012
------------------------------------------------------------------------------------------------------------------
               TOTAL SECURITIES LENDING COLLATERAL
                 (Cost $663,012)................................................................           663,012
                                                                                                   ---------------

 TOTAL INVESTMENTS (Cost $1,497,446,455***)........................................      100.3%      1,544,583,459
 OTHER ASSETS AND LIABILITIES (Net)................................................       (0.3%)        (3,923,659)
                                                                                      ---------    ---------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK AND PREFERRED STOCK....................      100.0%++  $ 1,540,659,800
                                                                                      ---------    ---------------
 AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE.........................................      (542,000,000)
                                                                                                   ---------------
 TOTAL NET ASSETS AVAILABLE TO COMMON STOCK.....................................................   $   998,659,800
                                                                                                   ===============

-----------------------------
* Securities eligible for the Dividends Received Deduction and distributing Qualified Dividend Income.
**     Securities distributing Qualified Dividend Income only.
***    Aggregate cost of securities held.
**** Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Board of Directors.
(1)    Foreign Issuer.
(2) All or a portion of this security has been pledged as collateral for written option positions.
(3)    A  portion  of the  security  is on loan.
+      Non-income producing.
++ The percentage shown for each investment category is the total value of that category as a percentage of net assets available to Common and Preferred Stock.

         ABBREVIATIONS:
PFD. -- Preferred Securities
PVT. -- Private Placement Securities

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                 STATEMENT OF CHANGES IN NET ASSETS AVAILABLE TO COMMON STOCK(1) FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH FEBRUARY 28, 2007 (UNAUDITED)
      --------------------------------------------------------------------------

                                                                                                            VALUE
                                                                                                           --------
OPERATIONS:
     Net investment income....................................................................   $        22,916,263
     Net realized gain/(loss) on investments sold during the period...........................             9,673,914
     Change in net unrealized appreciation/depreciation of investments held
         during the period ...................................................................            (9,909,744)
     Distributions to Auction Market Preferred Stock (AMPS) Shareholders from net
         investment income, including changes in accumulated undeclared distributions.........            (6,923,998)
                                                                                                 -------------------
     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................................            15,756,435

DISTRIBUTIONS:
     Dividends paid from net investment income to Common Stock Shareholders (2)...............           (16,295,158)
                                                                                                 -------------------
     TOTAL DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS ........................................           (16,295,158)

FUND SHARE TRANSACTIONS:
     Increase from shares issued under the Dividend Reinvestment
         and Cash Purchase Plan ..............................................................                    --
                                                                                                 -------------------
     NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK RESULTING
         FROM FUND SHARE TRANSACTIONS ........................................................                    --


NET INCREASE IN NET ASSETS AVAILABLE TO COMMON STOCK                                             -------------------
         FOR THE PERIOD.....................................................................     $          (538,723)
                                                                                                 ===================


------------------------------------------------------------------------------------------------------------------------
NET ASSETS AVAILABLE TO COMMON STOCK:
     Beginning of period......................................................................   $       999,198,523
     Net increase in net assets during the period.............................................              (538,723)
                                                                                                 -------------------
     End of period............................................................................   $       998,659,800
                                                                                                 ===================

--------------------------------------------------------
(1) These tables summarize the three months ended February 28, 2007 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2006.
(2)  May include income earned, but not paid out, in prior fiscal year.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated FINANCIAL HIGHLIGHTS(1)
FOR THE PERIOD FROM DECEMBER 1, 2006 THROUGH  FEBRUARY 28, 2007 (UNAUDITED)
FOR A COMMON STOCK SHARE OUTSTANDING THROUGHOUT THE PERIOD.
-----------------------------------------------------------


PER SHARE OPERATING PERFORMANCE:
     Net asset value, beginning of period..........................................................    $       23.45
                                                                                                       -------------
INVESTMENT OPERATIONS:
     Net investment income ........................................................................             0.54
     Net realized and unrealized gain/(loss) on investments........................................            (0.01)

DISTRIBUTIONS TO AMPS* SHAREHOLDERS:
     From net investment income ...................................................................            (0.16)
     From net realized capital gains...............................................................               --
                                                                                                       -------------
     Total from investment operations .............................................................             0.37
                                                                                                       -------------
DISTRIBUTIONS TO COMMON STOCK SHAREHOLDERS:
     From net investment income ...................................................................            (0.38)
     From net realized capital gains...............................................................               --
                                                                                                       -------------
     Total distributions to Common Stock Shareholders .............................................            (0.38)
                                                                                                       -------------
     Net asset value, end of period................................................................    $       23.44
                                                                                                       =============
     Market value, end of period...................................................................    $       21.81
                                                                                                       =============
     Common shares outstanding, end of period......................................................       42,601,719
                                                                                                       =============
RATIOS TO AVERAGE NET ASSETS AVAILABLE TO COMMON STOCK SHAREHOLDERS:
     Net investment income+ .......................................................................             6.46%**
     Operating expenses............................................................................             1.15%**
--------------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate.......................................................................               16%***
     Total net assets available to Common and Preferred Stock, end of period (in 000's)............    $   1,540,660
     Ratio of operating expenses to total average net assets
        available to Common and Preferred Stock ...................................................             0.74%**

(1) These tables summarize the three months ended February 28, 2007 and should be read in conjunction with the Fund's audited financial statements, including footnotes, in its Annual Report dated November 30, 2006.
*    Auction Market Preferred Stock.
**   Annualized.
***  Not annualized.
+ The net investment income ratios reflect income net of operating expenses and payments to AMPS* Shareholders.
++   Information presented under heading Supplemental Data includes AMPS*.

--------------------------------------------------------------------------------
      Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------


                                                          TOTAL                                         DIVIDEND
                                                        DIVIDENDS       NET ASSET        NYSE         REINVESTMENT
                                                          PAID            VALUE      CLOSING PRICE      PRICE(1)
                                                       ----------       ----------   -------------    -------------
December 31, 2006...............................         $0.1275         $23.15          $21.41           $21.54
January 31, 2007................................          0.1275          23.13           21.75            21.87
February 28, 2007...............................          0.1275          23.44           21.81            21.96

--------------------
 (1) Whenever the net asset value per share of the Fund's Common Stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of Common Stock will be purchased in the open market.

--------------------------------------------------------------------------------
Flaherty & Crumrine/Claymore Preferred Securities Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------


1. AGGREGATE INFORMATION FOR FEDERAL INCOME TAX PURPOSES

   At February 28, 2007 the aggregate cost of securities for federal income tax purposes was $1,508,169,215, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $46,755,923 and the aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $10,341,678.

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

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

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

DIRECTORS
   Donald F. Crumrine, CFA
     Chairman of the Board
   David Gale
   Morgan Gust
   Karen H. Hogan
   Robert F. Wulf, CFA


OFFICERS
   Donald F. Crumrine, CFA
     Chief Executive Officer
   Robert M. Ettinger, CFA
     President
   R. Eric Chadwick,  CFA
     Chief Financial  Officer,
     Vice President and Treasurer
   Chad  C.  Conwell
     Chief  Compliance  Officer,
     Vice  President  and  Secretary
   Bradford S. Stone
     Vice President  and
     Assistant Treasurer
   Nicholas Dalmaso
     Vice President and Assistant Secretary
   Laurie C. Lodolo
     Assistant Compliance Officer,
     Assistant Treasurer and
     Assistant Secretary

INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@pfdincome.com

SERVICING AGENT
   Claymore Securities, Inc.
   1-866-233-4001

QUESTIONS  CONCERNING  YOUR  SHARES OF  FLAHERTY &
   CRUMRINE/CLAYMORE  PREFERRED SECURITIES
   INCOME  FUND?

o    If your shares are held in a Brokerage
     Account, contact your Broker.
o If you have physical possession of your shares in certificate form, contact the Fund's Transfer
     Agent --

                            PFPC Inc. 1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF FLAHERTY & CRUMRINE/CLAYMORE PREFERRED SECURITIES INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.


                               [GRAPHIC OMITTED]
                                 LIGHTHOUSE ART


                          FLAHERTY & CRUMRINE/CLAYMORE
                          ============================
                              PREFERRED SECURITIES
                                  INCOME FUND


                                    QUARTERLY
                                     REPORT

                                FEBRUARY 28, 2007


                               www.fcclaymore.com